Intangible assets - Schedule of Changes in Intangible Assets with Finite Lives (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 131.9
Intangible assets, ending balance	127.9	$ 131.9
Intangible assets with finite lives
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	15.1
Intangible assets, ending balance	11.1	15.1
Intangible assets with finite lives | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	46.8	46.2
Additions	0.0	0.2
Disposals	(0.1)	(1.1)
Transfers	0.0	0.0
Impact of foreign currency translation	(1.0)	1.5
Intangible assets, ending balance	45.7	46.8
Intangible assets with finite lives | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(31.7)	(27.9)
Amortization	2.9	3.6
Disposals	0.0	0.5
Impact of foreign currency translation	0.0	(0.7)
Intangible assets, ending balance	(34.6)	(31.7)
Intangible assets with finite lives | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2.4
Intangible assets, ending balance	0.7	2.4
Intangible assets with finite lives | Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	10.5	10.9
Additions	0.0	0.2
Disposals	0.0	(1.1)
Transfers	(0.8)	0.3
Impact of foreign currency translation	(0.2)	0.2
Intangible assets, ending balance	9.5	10.5
Intangible assets with finite lives | Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(8.1)	(7.1)
Amortization	0.6	1.5
Disposals	0.0	0.5
Impact of foreign currency translation	(0.1)	0.0
Intangible assets, ending balance	(8.8)	(8.1)
Intangible assets with finite lives | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0.1
Intangible assets, ending balance	0.6	0.1
Intangible assets with finite lives | Intellectual property | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	18.2	18.5
Additions	0.0	0.0
Disposals	(0.1)	0.0
Transfers	0.8	(0.3)
Impact of foreign currency translation	0.2	0.0
Intangible assets, ending balance	19.1	18.2
Intangible assets with finite lives | Intellectual property | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(18.1)	(17.9)
Amortization	0.4	0.2
Disposals	0.0	0.0
Impact of foreign currency translation	0.0	0.0
Intangible assets, ending balance	(18.5)	(18.1)
Intangible assets with finite lives | Customer lists
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7.9
Intangible assets, ending balance	6.1	7.9
Intangible assets with finite lives | Customer lists | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	11.4	10.5
Additions	0.0	0.0
Disposals	0.0	0.0
Transfers	0.0	0.0
Impact of foreign currency translation	(0.5)	0.9
Intangible assets, ending balance	10.9	11.4
Intangible assets with finite lives | Customer lists | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(3.5)	(1.6)
Amortization	1.3	1.3
Disposals	0.0	0.0
Impact of foreign currency translation	0.0	(0.6)
Intangible assets, ending balance	(4.8)	(3.5)
Intangible assets with finite lives | Distribution rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	4.7
Intangible assets, ending balance	3.7	4.7
Intangible assets with finite lives | Distribution rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	6.7	6.3
Additions	0.0	0.0
Disposals	0.0	0.0
Transfers	0.0	0.0
Impact of foreign currency translation	(0.5)	0.4
Intangible assets, ending balance	6.2	6.7
Intangible assets with finite lives | Distribution rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(2.0)	(1.3)
Amortization	0.6	0.6
Disposals	0.0	0.0
Impact of foreign currency translation	0.1	(0.1)
Intangible assets, ending balance	$ (2.5)	$ (2.0)